Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	COMMONWEALTH INTERNATIONAL SERIES TRUST
Entity Central Index Key	0000793601
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020